Contents of Significant Accounts - Aging Analysis of Accounts Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 27,094,355	$ 964,899	$ 25,514,883
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	27,300,439		26,136,293
Neither past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	23,801,905		21,924,797
Past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,498,534		4,211,496
Past due [member] | Less than or equal to 30 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	2,730,865		2,364,311
Past due [member] | 31 to 60 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	95,398		204,791
Past due [member] | 61 to 90 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	13,258		85,131
Past due [member] | 91 to 120 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	23,774		138,788
Past due [member] | Greater than or equal to 121 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	$ 635,239		$ 1,418,475